Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2023
Investments accounted for using the equity method
Investments accounted for using the equity method

40.Investments accounted for using the equity method

The details of carrying values of investments accounted for using the equity method are as follows:

	31 December	31 December
a) Joint Ventures	2023	2022
Sofra	12,347	30,018

	31 December	31 December
b) Associates	2023	2022
TOGG	5,857,271	3,771,069

The Group have capital commitment to TOGG amounting to EUR 115 million. As of 31 December 2023, the amount of EUR 114.5 million has been paid.

The movement of investments accounted for using the equity method is as follows:

	31 December	31 December
	2023	2022
Opening balance	3,801,087	2,264,587
Shares of profit	1,525,175	522,221
Contribution to capital increase	543,356	1,014,279
Closing balance	5,869,618	3,801,087